PUTNAM VARIABLE TRUST (the "Trust")

                  Prospectus Supplement dated January  1, 1997
         to Prospectuses dated May 1, 1996, as revised January 1, 1997


In the section of the prospectus of the Trust entitled "How the Trust is managed," the chart indicating the officer of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of Putnam VT Global Asset Allocation Fund's portfolio is replaced with the following:

                             Business experience
          Year               (at least 5 years)
          ----               -----------------------------

Putnam VT Global Asset
 Allocation Fund

William Kohli                1994        Employed as an investment
Managing Director                        professional by Putnam Management since
                                         September, 1994.  Prior to September,
                                         1994, Mr. Kohli was Executive Vice
                                         President, and Co-Director of Global
                                         Bond Management and, prior to October,
                                         1993, was Senior Portfolio Manager at
                                         Franklin Advisors/Templeton Investment
                                         Counsel.

Anthony I. Kreisel           1996        Employed as an investment
Managing Director                        professional by Putnam Management since
                                         1986.

William J. Landes            1993        Employed as an investment
Managing Director                        professional by Putnam Management since
                                         1985.

Richard M. Frucci            1995        Employed as an investment
Senior Vice President                    professional by Putnam Management since
                                         1984.

David L. King                1993        Employed as an investment
Senior Vice President                    professional by Putnam Management since
                                         1983.

Robert M. Paine              1996        Employed as an investment
Senior Vice President                    professional by Putnam Management since
                                         1987.

John K. Storkerson           1993        Employed as an investment
Senior Vice President                    professional by Putnam Management since
                                         1979.

Christopher A. Ray           1993        Employed as an investment
Vice President                           professional by Putnam Management since
                                         December, 1992.  Prior to December,
                                         1992, Mr. Ray was Vice President and
                                         Portfolio Manager at Scudder, Stevens &
                                         Clark, Inc., and, prior to March, 1992,
                                         Mr. Ray was Vice President of Putnam
                                         Management.

David J. Santos              1995        Employed as an investment
Vice President                           professional by Putnam Management since
                                         1986.







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